Operating Leases - Future Minimum Lease Payments Under Noncancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Future minimum lease payments under noncancellable operating leases
2018	$ 391,009
2019	347,321
2020	298,505
2021	237,999
2022	178,014
Later years	402,680
Total minimum lease payments	$ 1,855,528